10. Accounts Receivable Related to the Concession (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Related To Concession Details 4
Remeasurement of RBSE financial assets, beginning	R$ 1,186,985	R$ 0
Gain on remeasurement of the cash flow from the RBSE assets	178,141	809,639
Transfer from accounts receivable related to the concession compensation (Note 11)		160,217
Transfers from property, plant and equipment		155,369
Transfers from recognition of RBSE appraisal report adjustment		61,760
Increase in the estimated amount due to the approval of the report on RBSE assets	183,015
Transfers to electricity grid use charges - customers	(129,771)
Remeasurement of RBSE financial assets, ending	R$ 1,418,370	R$ 1,186,985